Fees Summary	Oct. 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 11,949,596.75
Previously Paid Amount	0.00
Total Fee Amount	1,039.61
Total Offset Amount	0.00
Net Fee	$ 1,039.61
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A